Taxation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Taxation [Line Items]
Profits tax rates (in Dollars)	$ 2
Percenatge of tax	8.25%
Tax rate	25.00%	25.00%	25.00%
Hong Kong [Member]
Taxation [Line Items]
Tax rate	16.50%
CHINA
Taxation [Line Items]
Tax rate	25.00%	25.00%	25.00%
High and New Technology Enterprises [Member]
Taxation [Line Items]
Tax rate	15.00%
Jilin Zhengye [Member]
Taxation [Line Items]
Tax rate		15.00%	15.00%